Consolidated Balance Sheets - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 27,325,000	$ 12,336,000
Prepaid expenses and other current assets	57,639,000	5,216,000
Total Current Assets	99,227,000	24,756,000
Accounts receivable, net of allowance for credit losses of $945 and $635 as of December 31, 2021 and 2020, respectively	3,723,000	2,526,000
Contract assets	2,757,000	1,859,000
Inventory	7,783,000	2,819,000
Property, plant and equipment, net	35,530,000	19,521,000
Other assets	639,000	0
TOTAL ASSETS	135,396,000	44,277,000
Current liabilities
Current portion of long-term debt	14,000	1,403,000
Accounts payable	9,366,000	2,904,000
Contract liabilities	17,558,000	18,069,000
Reserve for anticipated losses on contracts	886,000	2,220,000
Accrued expenses and other current liabilities	76,136,000	2,631,000
Total Current Liabilities	103,960,000	27,227,000
Deferred underwriting fee payable	12,075,000
Long-term debt	115,134,000	35,629,000
Warrant liabilities	5,631,000	0
Other liabilities	2,028,000	512,000
Total Liabilities	226,753,000	63,368,000
Commitments and contingencies
Shareholders' deficit:
Common stock	0	0
Additional paid-in capital	97,745,000	7,454,000
Accumulated deficit	(197,066,000)	(58,084,000)
Accumulated other comprehensive loss	(36,000)	(204,000)
Non-controlling interest	0	23,743,000
Total shareholders' deficit	(99,357,000)	(27,091,000)
TOTAL LIABILITIES AND SHAREHOLDERS' (DEFICIT) EQUITY	135,396,000	44,277,000
TAILWIND TWO ACQUISITION CORP.
Current assets
Cash and cash equivalents	1,552,520
Prepaid expenses and other current assets	467,371
Total Current Assets	2,019,891
Deferred offering costs		197,790
Investments held in Trust Account	345,089,823
TOTAL ASSETS	347,109,714	197,790
Current liabilities
Accounts payable and accrued expenses	2,140,014	6,093
Accrued offering costs	12,000	120,540
Advances from related party	5,360
Promissory note - related party		52,250
Total Current Liabilities	2,157,374	178,883
Warrant liabilities	16,405,000
Deferred underwriting fee payable	12,075,000
Total Liabilities	30,637,374	178,883
Commitments and contingencies
Mezzanine equity:
Redeemable convertible preferred stock - authorized 744,130 shares of $0.0001 par value; issued and outstanding shares of 396,870 as of December 31, 2021 and 2020	0	0
Shareholders' deficit:
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding	0	0
Additional paid-in capital		24,137
Accumulated deficit	(28,528,523)	(6,093)
Total Shareholders' (Deficit) Equity	(28,527,660)	18,907
TOTAL LIABILITIES AND SHAREHOLDERS' (DEFICIT) EQUITY	347,109,714	197,790
Class A Ordinary shares subject to possible redemption | TAILWIND TWO ACQUISITION CORP.
Current liabilities
Class A ordinary shares subject to possible redemption, $0.0001 par value, 34,500,000 and no shares issued and outstanding at $10.00 per share redemption value as of December 31, 2021 and 2020, respectively	345,000,000
Common Class B [Member] | TAILWIND TWO ACQUISITION CORP.
Shareholders' deficit:
Common stock	863	863
Redeemable convertible preferred stock [Member]
Mezzanine equity:
Redeemable convertible preferred stock - authorized 744,130 shares of $0.0001 par value; issued and outstanding shares of 396,870 as of December 31, 2021 and 2020	8,000,000	8,000,000
Shareholders' deficit:
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding	$ 8,000,000	$ 8,000,000